Income Tax Provision - Pro forma income tax provision (Details)	2 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Pro Forma Income Taxes
Federal statutory income tax rate	3400.00%	3400.00%	3400.00%
Increase (reduction) in income taxes resulting from: Net operating loss ("NOL") carry-forwards		(3400.00%)	0.00%
Effective income tax rate	0.00%	0.00%	3400.00%